21 Loans and Financing (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Description of securites term	The term of these securities ranges from 1 to 52 months from the end of the reporting period.
National Treasury Department [Member]
Disclosure of detailed information about borrowings [line items]
Description of securites term	2024.04.11
National Treasury Department [Member] | Par Bonds [Member] | Collateral [Member]
Disclosure of detailed information about borrowings [line items]
Cash deposits	R$ 57,968	R$ 52,717
National Treasury Department [Member] | Discount Bonds [Member] | Collateral [Member]
Disclosure of detailed information about borrowings [line items]
Cash deposits	R$ 40,465	R$ 36,838